Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Investor Freedom® 2015 Portfolio

March 31, 2019

VIPIFF2015-QTLY-0519
1.830290.113

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 28.3%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	155,922	$5,034,725
VIP Equity-Income Portfolio Investor Class (a)	249,887	5,275,124
VIP Growth & Income Portfolio Investor Class (a)	310,273	6,028,603
VIP Growth Portfolio Investor Class (a)	75,344	5,155,016
VIP Mid Cap Portfolio Investor Class (a)	47,747	1,461,535
VIP Value Portfolio Investor Class (a)	277,247	3,873,134
VIP Value Strategies Portfolio Investor Class (a)	162,282	1,895,448
TOTAL DOMESTIC EQUITY FUNDS
(Cost $23,564,072)		28,723,585

International Equity Funds - 18.2%
VIP Emerging Markets Portfolio Investor Class (a)	624,464	7,150,110
VIP Overseas Portfolio Investor Class (a)	554,301	11,302,193
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $14,966,530)		18,452,303

Bond Funds - 41.7%
Fidelity Inflation-Protected Bond Index Fund (a)	846,658	8,288,785
Fidelity Long Term Treasury Bond Index Fund (a)	421,466	5,554,921
VIP High Income Portfolio Investor Class (a)	385,583	2,032,021
VIP Investment Grade Bond Portfolio Investor Class (a)	2,084,718	26,434,229
TOTAL BOND FUNDS
(Cost $41,778,799)		42,309,956

Short-Term Funds - 11.8%
VIP Government Money Market Portfolio Investor Class 2.23% (a)(b)
(Cost $12,009,668)	12,009,668	12,009,668
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $92,319,069)		101,495,512
NET OTHER ASSETS (LIABILITIES) - 0.0%		26
NET ASSETS - 100%		$101,495,538

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$7,817,585	$506,559	$286,195	$8,202	$(2,745)	$253,581	$8,288,785
Fidelity Long Term Treasury Bond Index Fund	5,319,291	383,714	365,982	39,531	(1,959)	219,857	5,554,921
VIP Contrafund Portfolio Investor Class	4,901,480	621,176	591,180	594,002	31,137	72,112	5,034,725
VIP Emerging Markets Portfolio Investor Class	6,598,806	240,349	692,058	--	22,823	980,190	7,150,110
VIP Equity-Income Portfolio Investor Class	5,142,912	415,896	519,830	357,921	(55,143)	291,289	5,275,124
VIP Government Money Market Portfolio Investor Class 2.23%	11,248,273	1,174,133	412,738	60,926	--	--	12,009,668
VIP Growth & Income Portfolio Investor Class	5,862,583	736,371	656,420	638,295	31,780	54,289	6,028,603
VIP Growth Portfolio Investor Class	5,009,972	363,974	680,014	336,199	72,514	388,570	5,155,016
VIP High Income Portfolio Investor Class	1,971,533	41,025	110,885	17,080	(9,082)	139,430	2,032,021
VIP Investment Grade Bond Portfolio Investor Class	25,003,143	1,629,254	1,004,300	111,244	(9,898)	816,030	26,434,229
VIP Mid Cap Portfolio Investor Class	1,424,940	190,967	196,366	161,303	(6,733)	48,727	1,461,535
VIP Overseas Portfolio Investor Class	10,860,253	568,957	895,006	414,558	10,784	757,205	11,302,193
VIP Value Portfolio Investor Class	3,777,351	292,661	476,367	251,495	27,750	251,739	3,873,134
VIP Value Strategies Portfolio Investor Class	1,842,963	198,019	269,823	186,889	(15,636)	139,925	1,895,448
Total	$96,781,085	$7,363,055	$7,157,164	$3,177,645	$95,592	$4,412,944	$101,495,512

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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